PROPERTY AND EQUIPMENT (Schedule of Depreciation Expense) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Cost additions include capitalization of salary and employee related expenses	₪ 41	₪ 39	₪ 38